Related Parties - Additional Information (Detail) $ in Thousands							6 Months Ended	12 Months Ended
	Sep. 29, 2021 USD ($)	Sep. 29, 2021 CAD ($)	Sep. 24, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 USD ($) Carats	Dec. 31, 2021 CAD ($) Carats	Dec. 31, 2020 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Mar. 28, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	May 12, 2021 USD ($)
Related party [Line Items]
Proportion of ownership interests held by non-controlling interests								49.00%	49.00%
Long-term deposits										$ 44,100					$ 44,100
Percentage of security deposit fee								3.00%							3.00%
Total Decommissioning Fund															$ 55,000
Payment towards decommissioning fund									$ 10,000	15,000
Notional amount								$ 379,034,000
Not later than one year [member]
Related party [Line Items]
Commitments Period										$ 15,000					10,000
Later Than Two Years [member]
Related party [Line Items]
Commitments Period													$ 10,000
Later Than Three Years [member]
Related party [Line Items]
Commitments Period												$ 10,000
Later than four years and not later than five years [member]
Related party [Line Items]
Commitments Period											$ 10,000
Gahcho Kue Diamond Mine [Member]
Related party [Line Items]
Proportion of ownership interests held by non-controlling interests								49.00%	49.00%
Commitments Period															4,391
Gahcho Kue Diamond Mine [Member] | Not later than one year [member]
Related party [Line Items]
Commitments Period															4,391
Gahcho Kue Diamond Mine [Member] | Later than four years and not later than five years [member]
Related party [Line Items]
Commitments Period															$ 0
De Beers [member]
Related party [Line Items]
Percentage of security deposit fee										3.00%
De Beers [member] | Previously stated [member]
Related party [Line Items]
Percentage of security deposit fee										0.30%
Dunebridge [member]
Related party [Line Items]
Percenatge of profit share in future sales								10.00%							10.00%
Upside proceeds realized and received as per agreement									$ 10,399
Line of credit facility														$ 50,000
Dunebridge [member] | Dune Bridge Revolving Credit Facility [member]
Related party [Line Items]
Line of credit maximum borrowing capacity						$ 25,000,000										$ 25,000,000
Borrowing interest rate			5.00%			5.00%
Financing fees percentage						1.00%
Borrowings extended maturity			March 31, 2022
Percentage of upfront extension fee			2.00%
Payment of upfront extension fee			$ 500
Partial repayment of credit facility	$ 5,000,000
Repayment of borrowings		$ 20,000
Dunebridge [member] | Dune Bridge Revolving Credit Facility [member] | Subsequent Event [Member]
Related party [Line Items]
line of credit facility current borrowing capacity									$ 5,000
Dunebridge [member] | Dunebridge Term Facility [Member]
Related party [Line Items]
Borrowings					$ 22,000,000											33,000,000
Notional amount																$ 31,000,000
Repayment of term facility					9,000,000
Repayment of cash sweep amount				$ 8,500,000	$ 2,000,000
Dunebridge [member] | Year One [member]
Related party [Line Items]
Fees amount as a percentage of revenue to related party								10.00%	10.00%
Dunebridge [member] | Year Two [member]
Related party [Line Items]
Fees amount as a percentage of revenue to related party								10.00%	10.00%
Dunebridge [member] | Year Three [member]
Related party [Line Items]
Fees amount as a percentage of revenue to related party								10.00%	10.00%
Dunebridge [member] | Run of Mine Diamonds [member]
Related party [Line Items]
Estimated amount of sales to related party							$ 50,000
Estimated quantity of sales to related party | Carats								10.8	10.8
Revenue from transaction with related party									$ 49,400
Dunebridge [member] | Diamond Sales [Member]
Related party [Line Items]
Revenue from transaction with related party									$ 308,723
Dunebridge [member] | Before Shareholders Approval [member] | Run of Mine Diamonds [member]
Related party [Line Items]
Estimated amount of sales to related party								$ 50,000,000
Dunebridge [member] | After Shareholders Approval [member] | Run of Mine Diamonds [member]
Related party [Line Items]
Estimated amount of sales to related party								100,000,000
Dunebridge [member] | Resale of Original Diamonds to Third Parties [Member]
Related party [Line Items]
Revenue from transaction with related party								$ 49,400,000